Employee Benefits	12 Months Ended
Dec. 31, 2020
Disclosure Of Information About Defined Benefit Plans [Abstract]
Employee Benefits
16.	EMPLOYEE BENEFITS

In France, pension funds are generally financed by employer and employee contributions and are accounted for as a defined contribution plan with the employer contributions recognized as expense as incurred. The Group has no actuarial liabilities in connection with these plans. Expenses recorded for the years ended December 31, 2020, 2019 and 2018 amounted to €923, €927, and €765 respectively.

French law also requires payment of a lump sum retirement indemnity to employees based on years of service and annual compensation at retirement, which are accounted for as a defined benefit plan. Benefits do not vest prior to retirement. The liability is calculated as the present value of estimated future benefits to be paid, applying the projected unit credit method whereby each period of service is seen as giving rise to an additional unit of benefit entitlement, each unit being measured separately to build up the final liability. At December 31, 2020, 2019 and 2018 pension provisions recorded were €1,148, €1,408, and €1,085 respectively.

As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2018, 2019 and 2020:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table
Probability of continued presence in the company at retirement age	On the basis of the DARES table

(1)	INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Salary growth rate - in 2021	5.80%	5.80%	3.00%
Salary growth rate - beyond	3.00%	3.00%	3.00%
Discount rate	1.53%	0.75%	0.50%

The discount rates are based on the market yield at December 31, 2018, 2019 and 2020 on high-quality corporate bonds.

The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation	As of
(in € thousands)	2020/12/31
Defined benefit obligation as of January 1, 2018	936
Current service cost	104
Interest cost on benefit obligation	14
Past service costs / amendment or settlement of plan	—
Actuarial losses on obligation	31
Past service costs	—
Defined benefit obligation as of December 31, 2018	1,085
Current service cost	138
Interest cost on benefit obligation	17
Past service costs / amendment or settlement of plan	—
Actuarial losses on obligation	168
Past service costs	—
Defined benefit obligation as of December 31, 2019	1,408
Current service cost	181
Interest cost on benefit obligation	11
Past service costs / amendment or settlement of plan	(255)
Actuarial losses / (gains) on obligation	(196)
Past service costs	—
Defined benefit obligation as of December 31, 2020	1,148

The reduction of €255 is explained by €450 of settlement of the employee’s rights  less €196 of  actuarial losses .

Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate :

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions	present value of
(in € thousands)	/ discount rate	the undertaking
	0.25%	(42)
	-0.25%	45

.